Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block Abstract
Schedule of Other Non-Current Assets	Other non-current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Operating lease right-of-use assets	209,339	133,383	20,931
Others	49,365	—	—

	258,704	133,383	20,931